Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services
The amounts paid to directors and officers for their roles as executives in 2020, 2019 and 2018 included in “Personnel expenses” are shown below:

	2020	2019	2018
Directors and officers’ compensation	(2,582)	(2,738)	(2,720)

Summary of related parties of officers fund

	2020	2019
Other Assets	47	47
Personnel current liabilities	1,271	1,043
Personnel non current liabilities	1,527	1,530